Basis of preparation and significant accounting policies	12 Months Ended
Mar. 31, 2022
Basis of preparation and significant accounting policies
Basis of preparation and significant accounting policies

Notes forming part of the Consolidated Financial Statements

1.           Basis of preparation and significant accounting policies

The accounting policies applied in the preparation of the consolidated financial statements for fiscal year 2022 are set out below. These have been applied consistently for all periods presented, except as otherwise stated.

(i) Business activity

Ryanair DAC and its subsidiaries (“Ryanair DAC”) has operated as an international airline since commencing operations in 1985. On August 23, 1996, Ryanair Holdings Limited, a newly formed holding company, acquired the entire issued share capital of Ryanair DAC. On May 16, 1997, Ryanair Holdings Limited re-registered as a public limited company, Ryanair Holdings plc (the “Company”). Ryanair Holdings plc and its subsidiaries are hereafter together referred to as “Ryanair Holdings plc” (or “we”, “our”, “us”, “Ryanair”, the “Company”, the “Ryanair Group”, or the “Group”) and currently operate a low fares airline Group headquartered in Dublin Office, Airside Business Park, Swords, Dublin, Ireland. Ryanair Holdings plc incorporated Buzz during the year ended March 31, 2018; it acquired Lauda and set-up Ryanair U.K. during the year ended March 31, 2019 and Malta Air during the year ended March 31, 2020. The principal trading activities of the Group are undertaken by Buzz, Lauda, Malta Air and Ryanair DAC.

(ii) Statement of compliance

In accordance with the International Accounting Standards (“IAS”) Regulation (EC 1606 (2002)) which applies throughout the European Union (“EU”), the consolidated financial statements have been prepared in accordance with International Accounting Standards and International Financial Reporting Standards (“IFRS”) as adopted by the EU (“IFRS as adopted by the EU”), which are effective for the year ended and as at March 31, 2022. In addition to complying with its legal obligation to comply with IFRS as adopted by the EU, the consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”) (“IFRS as issued by the IASB”). The consolidated financial statements have also been prepared in accordance with the Companies Act 2014.

Details of legislative changes and new accounting standards or amendments to accounting standards, which are not yet effective and have not been early adopted in these consolidated financial statements, and the likely impact on future financial statements are set forth below in the prospective accounting changes section.

(iii) Basis of preparation

These consolidated financial statements are presented in euro millions, the euro being the functional currency of the parent entity and the group companies. They are prepared on the historical cost basis, except for derivative financial instruments, which are stated at fair value and share-based payments, which are based on fair value determined as at the grant date of the relevant share options. Certain non-current assets, when they are classified as held for sale, are stated at the lower of cost and fair value less costs to sell.

In adopting the going concern basis in preparing the financial statements, the Directors have considered Ryanair’s available sources of finance including access to the capital markets, sale, and leaseback transactions, secured debt structures, the Group’s cash on-hand and cash generation and preservation projections, together with factors likely to affect its future performance, as well as the Group’s principal risks and uncertainties.

The Covid-19 pandemic and measures to reduce its spread have had, and will likely continue to have, a material adverse impact on the Group’s business, results of operations, financial condition, and liquidity. At various times since

February 2020, governments globally have implemented a range of travel restrictions including lockdowns, “do not travel” advisories, restrictions on travel from certain international locations, enhanced airport screenings, mandatory quarantine requirements, mandatory pre-travel PCR test requirements and other similar measures. Other governmental restrictions and regulations in the future in response to Covid-19 could include additional travel restrictions, quarantines of additional populations (including the Group’s personnel), restrictions on our ability to access our facilities or aircraft or requirements to collect additional passenger data. In addition, governments, non-governmental organizations and entities in the private sector have issued and may continue to issue non-binding advisories or recommendations regarding air travel or other social distancing measures, including limitations on the number of persons that should be present at public gatherings. In addition, Ryanair has incurred, and may continue to incur, significant Covid-19 related costs for enhanced aircraft cleaning and additional procedures to limit transmission among its personnel and customers. Although these procedures are currently elective, the industry may in the future be subject to further cleaning and safety measures, which may be costly and take a significant amount of time to implement. These measures, individually and combined, could have a material adverse impact on the Group’s business.

The full extent of the ongoing impact of Covid-19 on the Group’s longer-term operational and financial performance will depend on future developments, many of which are outside its control, including the duration and spread of Covid-19 and related travel advisories and restrictions, the impact of Covid-19 on overall long-term demand for air travel, the impact of Covid-19 on the financial health and operations of the Group’s business partners (particularly Boeing), and future governmental actions, all of which are highly uncertain and cannot be predicted.

The Group took a number of actions in response to decreased demand and EU flight restrictions, including grounding a substantial portion of its fleet, reducing flight schedules and reducing capital and operating expenditures (including by postponing projects deemed non-critical to the Group's operations, cancelling share buybacks, implementing restructurings, controlling discretionary spending, and renegotiating contractual terms and conditions (including salaries) with personnel, airports, aircraft suppliers and vendors.

In response to Russia’s invasion of Ukraine in February 2022, the E.U., the U.K. and the U.S. introduced extensive sanctions on Russia (as well as Belarus for its role in Russia’s invasion) comprised of targeted restrictive measures on certain individuals and entities, export controls, restrictions on economic relations, trade and financial restrictions. The Sanctions have had, and are expected to continue to have, a significant disruptive effect on global markets, including oil and gas markets, accessibility of airports and associated travel routes, as well as supply chains, including aircraft components. Geopolitical events may lead to further instability across Europe and worldwide. This has resulted in price increases of goods and services globally that may affect Ryanair which has exposure, either directly or indirectly, to certain raw materials, including steel and titanium used for aircraft it purchases and jet fuel.

The Directors have reviewed the financial forecasts across a range of scenarios. Ryanair has modeled a base case assuming the Group operates approximately 115% of its pre Covid-19 schedules in summer 2022 and forecasts traffic of 165m guests in fiscal year 2023. However, there remains a risk that multiple waves of the pandemic could lead to further travel restrictions being imposed and/or worsening conditions resulting from the invasion of Ukraine. Accordingly, Ryanair has also modeled downside scenarios that include combinations of a decrease in yield, additional grounding periods, adverse variations in fuel price, and unfavorable foreign exchange rate movements.

As at June 30, 2022, the Group had a strong liquidity position with cash of over €4.64bn and net debt of €0.4bn, down approximately €1.05bn from March 31, 2022. The Group raised €1.2bn in unsecured 5-year financing at a fixed coupon of 0.875% in May 2021 and has the ability to raise additional financing at low interest rates if needed. This level of cash, together with available sources of finance, is sufficient to cover the Group’s projected cash requirements for operating expenses, capital expenditure (primarily related to the acquisition of new Boeing 737-8200 aircraft), repayments of indebtedness and payment of corporation tax liabilities as they fall due, within at least the next 12-month period. Furthermore, as at July 21, 2022, Ryanair has 443 unencumbered, owned aircraft (92% of its owned fleet) and a BBB (stable) credit rating (from both Standard & Poor’s and Fitch Ratings).

Based on the assessment of the adequacy of the financial forecasts, testing various scenarios and considering the uncertainties described above, and current funding facilities outlined, the Directors have formed a judgement, at the time of approving the financial statements, that there is a reasonable expectation that the Company and the Group as a whole have adequate resources to continue in operational existence for a period of at least twelve months from the date of approval of the financial statements and that there were no material uncertainties that may cast significant doubt on the Group’s ability to continue as a going concern. For this reason, they continue to adopt the going concern basis in preparing the financial statements.

(iv) New IFRS standards adopted during the year

The following new and amended standards, have been issued by the IASB, and have also been endorsed by the EU. These standards are effective for the first time for the financial year beginning on April 1, 2021 and therefore were applied by the Group for the first time to the fiscal year 2022 consolidated financial statements:

• Amendments to IFRS 4 Insurance Contracts – Deferral of IFRS 9 (effective on or after January 1, 2021).

• Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (effective on or after January 1, 2021).

• Amendment to IFRS 16 Leases – Covid-19 Related Rent Concessions Beyond June 30, 2021 (effective on or after April 1, 2021).

The adoption of these new or amended standards did not have a material impact on the Group’s financial position or results from operations in the year ended March 31, 2022.

(v) Prospective IFRS accounting changes, new standards and interpretations not yet effective

The following new or revised IFRS standards and IFRIC interpretations will be adopted for the purposes of the preparation of future financial statements, where applicable. Those that are not, as of yet, EU endorsed are flagged. While under review, we do not anticipate that the adoption of the other new or revised standards and interpretations will have a material impact on our financial position or results from operations.

• Annual Improvements 2018-2020 (effective on or after January 1, 2022).

• Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts – Cost of Fulfilling a Contract (effective for on or after January 1, 2022).

• Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use (effective on or after January 1, 2022).

• Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework (effective on or after January 1, 2022).

• Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective on or after January 1, 2023).*

• Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (effective on or after January 1, 2023).

• Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making

Materiality Judgments: Disclosure of Accounting policies (effective on or after January 1, 2023).

• Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or

Non-current and Classification of Liabilities as Current or Non-current – Deferral of Effective Date

(effective on or after January 1, 2023).*

• IFRS 17 Insurance Contracts (effective on or after January 1, 2023).

• Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative

Information (effective on or after January 1, 2023)*

*These standards or amendments to standards are not as of yet EU endorsed.

(vi) Critical accounting policies

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. These estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, and the results of such estimates form the basis of judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ materially from these estimates. These underlying assumptions are reviewed on an ongoing basis. A revision to an accounting estimate is recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if these are also affected. Principal sources of estimation uncertainty have been set forth in the critical accounting policies section below. Actual results may differ from estimates.

The Group believes that its critical accounting policies, which are those that require management’s most difficult, subjective, and complex judgements, are those described in this section. These critical accounting policies, the judgements and other uncertainties affecting application of these policies and the sensitivity of reported results to changes in conditions and assumptions are factors to be considered in reviewing the consolidated financial statements.

Long-lived assets

At March 31, 2022, 2021 and 2020, the Group had €9.10bn, €8.36bn and €9.44bn of property, plant and equipment long-lived assets, of which €8.93bn, €8.19bn and €9.27bn were aircraft, respectively. In accounting for long-lived assets, the Group must make estimates about the expected useful lives of the assets, the expected residual values of the assets, and the cost of major airframe and engine overhaul.

In determining the useful lives and expected residual values of the aircraft, and the cost of major airframe and engine overhaul, the Group has based the estimates on a range of factors and assumptions, including its own historic experience and past practices of aircraft disposal and renewal programmes, forecasted growth plans, external valuations from independent appraisers, recommendations from the aircraft supplier and manufacturer and other industry available information.

The Group's estimate of each Boeing 737 aircraft’s residual value (including the 61 new Boeing 737-8200 aircraft delivered during fiscal year 2022) is 15% of the current market value of new aircraft, and each aircraft’s useful life is determined to be 23 years.

Revisions to these estimates could be caused by changes to maintenance programs, changes in utilization of the aircraft, governmental regulations on ageing aircraft, changes in new aircraft technology, changes in governmental and environmental taxes, changes in new aircraft fuel efficiency and changing market prices for new and used aircraft of the same or similar types. The Group therefore evaluates its estimates and assumptions in each reporting period, and, when warranted, adjusts these assumptions. Any adjustments are accounted for on a prospective basis through depreciation expense.

The Group evaluates, at the end of each reporting period, whether there is any indication that its long-lived assets may be impaired. Factors that may indicate potential impairment include, but are not limited to, significant decrease in the market value of an aircraft based on observable information, a significant change in an aircraft’s physical condition and operating or cash flow losses associated with the use of the aircraft.

Derivative financial instruments

The Group uses various derivative financial instruments to manage its exposure to market risks, including the risks relating to fluctuations in commodity prices and currency exchange rates. Ryanair uses forward contracts for the purchase of its jet fuel (jet kerosene) and carbon credit (Emission Trading Scheme) requirements to reduce its exposure to commodity price risk. It also uses foreign currency forward contracts and options to reduce its exposure to risks related to foreign currencies, principally the U.S. dollar exposure associated with the purchase of new Boeing 737 aircraft and the U.S. dollar exposure associated with the purchase of jet fuel.

The Group recognizes all derivative instruments as either assets or liabilities in its consolidated balance sheet and measures them at fair value. At March 31, 2022, a net asset of €1.2bn (2021: net liability €46m) was recognized on balance sheet in respect of the Group’s jet fuel forward contracts, jet fuel options, foreign currency derivative instruments associated with future jet fuel purchases and carbon credits and a net asset of €330m (2021: net asset €171m) was recognized in respect of its foreign currency derivative instruments associated with future aircraft purchases.

In determining the hedge effectiveness of derivative instruments used to hedge Ryanair’s fuel requirements, there is significant judgement involved in assessing whether the volumes of jet fuel hedged are still expected to be highly probable forecast transactions. Specifically, significant judgement is required in respect of the assumptions related to the expected recovery of passenger demand and the subsequent flight schedules following the Covid-19 pandemic along with the potential for travel restrictions to be reimposed. All of these assumptions impact upon forecast fuel consumption, and minor changes to these assumptions could have a significant effect on the assessment of hedge effectiveness.

In respect of foreign currency hedge effectiveness for future aircraft purchases, there is a high degree of judgement involved in assessing whether the future aircraft payments are still considered highly probable of occurring, and the timing of these future payments for aircraft. The timing of future payments for aircraft is dependent on the aircraft manufacturer’s ability to meet forecast aircraft delivery schedules.

As at March 31, 2022 the Group had entered into forward jet fuel hedging contracts covering approximately 65% of its estimated requirements for fiscal year 2023 and approximately 5% of its estimated requirements for fiscal year 2024. The Group believes these hedges to be effective for hedge accounting purposes.

(vii) Basis of consolidation

The consolidated financial statements comprise the financial statements of Ryanair Holdings plc and its subsidiary undertakings as of March 31, 2022. Subsidiaries are entities controlled by Ryanair. Control exists when Ryanair is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

All inter-company account balances and any unrealized income or expenses arising from intra-group transactions have been eliminated in preparing the consolidated financial statements.

The results of subsidiary undertakings acquired or disposed of in the period are included in the consolidated income statement from the date of acquisition or up to the date of disposal. Upon the acquisition of a business, fair values are attributed to the separable net assets acquired.

(viii) Summary of significant accounting policies

Accounting for assets held for sale

Non-current assets are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets are generally measured at the lower of their carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale or held for distribution and subsequent gains and losses on re-measurement are recognized in the income statement. Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

Accounting for subsidiaries

Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to (has rights to) variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of subsidiary undertakings acquired during the year are included in the consolidated income statement from the date at which control of the entity was obtained. They continue to be included in the consolidated income statement until control ceases.

Foreign currency translation

Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in euro, which is the functional currency of the Group entities.

Transactions arising in foreign currencies are translated into the respective functional currencies at the rates of exchange in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-translated to euro at the rate of exchange prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies are translated to euro at foreign exchange rates in effect at the dates the transactions were affected. Foreign currency differences arising on retranslation are recognized in profit or loss, except for differences arising on qualifying cash-flow hedges, which are recognized in other comprehensive income.

Segment reporting

The Group determines and presents operating segments based on the information that is provided internally to the Group CEO, who is the Chief Operating Decision Maker (CODM).

The Group currently comprises four key separate airlines, Buzz, Lauda, Malta Air and Ryanair DAC. Ryanair U.K. (a subsidiary of Ryanair DAC) has only eight aircraft on its register at this time and is included in the Ryanair DAC segment.

The CODM assessed the performance of the business based on the profit/(loss) after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period. The objective in making resource allocation decisions is to optimize consolidated financial results.

In fiscal year 2022, Ryanair DAC and Malta Air are reportable segments for financial reporting purposes. Buzz and Lauda do not exceed the quantitative thresholds for reporting purposes and accordingly have been presented on an aggregate basis.

Income statement classification and presentation

Individual income statement captions have been presented on the face of the income statement, together with additional line items, headings, and sub-totals, where it is determined that such presentation is relevant to an understanding of our financial performance, in accordance with IAS 1, “Presentation of Financial Statements”.

Expenses are classified and presented in accordance with the nature-of-expenses method.

Property, plant and equipment

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. Cost may also include transfers from other comprehensive income of any gain or loss on qualifying cash-flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are capitalized, until such time as the assets are substantially ready for their intended use. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Depreciation is calculated so as to write off the cost, less estimated residual value, of assets on a straight-line basis over their expected useful lives at the following annual rates:

Rate of
Depreciation
Hangar and buildings	3.33 to 5%
Plant and equipment (excluding aircraft)	20 to 33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Aircraft are depreciated on a straight-line basis over their estimated useful lives to estimated residual values. The estimates of useful lives and residual values at year-end are:

Number of Owned Aircraft
Aircraft Type	at March 31, 2022	Useful Life	Residual Value
Boeing 737s *	471 (a)	23 years from date of manufacture	15% of current market value of new aircraft, determined periodically

*Including 61 new B737-8200s

(a)	The Group operated 500 aircraft as of March 31, 2022, of which 29 were leased Airbus A320 aircraft.

The Company’s estimate of the recoverable amount of aircraft residual values is 15% of current market value of new aircraft, determined periodically, based on independent valuations and actual aircraft disposals during prior periods.

An element of the cost of an acquired aircraft is attributed on acquisition to its service potential, reflecting the maintenance condition of its engines and airframe. This cost, which can equate to a substantial element of the total aircraft cost, is amortized over the shorter of the period to the next maintenance check (usually between 8 and 12 years for Boeing 737 aircraft) or the remaining life of the aircraft. The costs of subsequent major airframe and engine maintenance checks are capitalized and amortized over the shorter of the period to the next check or the remaining life of the aircraft.

Advance and option payments in respect of aircraft purchase commitments and options to acquire aircraft are recorded at cost and are initially recognized in Trade Payables prior to payment. On acquisition of the related aircraft, these payments are included as part of the cost of aircraft and are depreciated from that date. Where the Company receives reimbursements from the supplier they are reflected as a reduction in the cost of the asset.

Rotable spare parts held by the Company are classified as property, plant and equipment if they are expected to be used over more than one period.

Gains and losses on disposal of items of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized on a net basis within other income/(expenses) in profit or loss.

Aircraft maintenance costs

The accounting for the cost of providing major airframe and certain engine maintenance checks for owned aircraft is described in the accounting policy for property, plant and equipment.

For aircraft held under lease agreements, Ryanair is contractually committed to either return the aircraft in a certain condition or to compensate the lessor based on the actual condition of the airframe, engines and life-limited parts upon return. In order to fulfill such conditions of the lease, maintenance, in the form of major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, is required to be performed during the period of the lease and upon return of the aircraft to the lessor. The estimated airframe and engine maintenance costs and the costs associated with the restitution of major life-limited parts, are accrued and charged to profit or loss over the lease term for this contractual obligation, based on the present value of the estimated future cost of the major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts, calculated by reference to the number of hours flown or cycles operated during the year. Lauda’s A320 lease agreements typically have a term of up to five years which, due to their older age, aligns with the timing of their heavy maintenance checks.

All other maintenance costs, other than major airframe overhaul, engine maintenance checks, and restitution of major life-limited parts costs associated with leased aircraft, are expensed as incurred.

Intangible assets - landing rights

Intangible assets acquired are recognized to the extent it is considered probable that expected future benefits will flow to the Company and the associated costs can be measured reliably. Landing rights acquired as part of a business combination are capitalized at fair value at that date and are not amortized, where those rights are considered to be indefinite. The carrying values of those rights are reviewed for impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that carrying values may not be recoverable. No impairment to the carrying values of the Company’s intangible assets has been recorded to date.

Other financial assets

Other financial assets comprise cash deposits of greater than three months’ maturity. All amounts are categorized as amortized cost and are recognized initially at fair value and then subsequently are measured at amortized cost, using the effective interest method in the balance sheet.

Derivative financial instruments

Ryanair is exposed to market risks relating to fluctuations in commodity prices, interest rates and currency exchange rates. The objective of financial risk management at Ryanair is to minimize the impact of commodity price, interest rate and foreign exchange rate fluctuations on the Company’s earnings, cash flows and equity.

To manage these risks, Ryanair uses various derivative financial instruments, including interest rate swaps, foreign currency forward contracts, options and commodity contracts. These derivative financial instruments are generally held to maturity. The Company enters into these arrangements with the goal of hedging its operational and balance sheet risk. However, Ryanair’s exposure to commodity price, interest rate and currency exchange rate fluctuations cannot be neutralized completely.

Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments continue to be re-measured to fair value, and changes therein are accounted for as described below. The derivative financial instruments entered into by the Group are not subject to offsetting, enforceable master netting arrangements.

The fair value of interest rate swaps is computed by discounting the projected cash flows on the Company’s swap arrangements to present value using an appropriate market rate of interest. The fair value of forward foreign exchange contracts and commodity contracts is determined based on the present value of the quoted forward price. The credit quality of Ryanair and counterparties are considered in setting fair value. Recognition of any resultant gain or loss depends on the nature of the item being hedged.

The Group has elected not to adopt the new general hedge accounting model in IFRS 9 and continues to hedge account in accordance with IAS 39. Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability or a highly probable forecasted transaction, the effective part of any gain or loss on the derivative financial instrument is recognized in other comprehensive income (included in “other reserves” on the balance sheet). When the hedged forecasted transaction results in the recognition of a non-financial asset or liability, the cumulative gain or loss is removed from other comprehensive income and included in the initial measurement of that asset or liability. Otherwise, the cumulative gain or loss is removed from other comprehensive income and recognized in the income statement at the same time as the hedged transaction. The ineffective part of any hedging transaction and the gain or loss thereon is recognized in the income statement immediately.

When a hedging instrument or hedge relationship is terminated but the underlying hedged transaction is still expected to occur, the cumulative gain or loss at that point remains in other comprehensive income and is recognized in accordance with the above policy when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in other comprehensive income is recognized in the income statement immediately.

Where a derivative financial instrument hedges the changes in fair value of a recognized asset or liability or an unrecognized firm commitment, any gain or loss on the hedging instrument is recognized in the income statement. The hedged item is also stated at fair value in respect of the risk being hedged, with any gain or loss also being recognized in the income statement.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is based on invoiced price on an average basis for all stock categories. Net realizable value is calculated as the estimated selling price arising in the ordinary course of business, net of estimated selling costs.

Trade and other receivables and payables

Trade and other receivables and payables are stated on initial recognition at fair value plus any incremental direct costs and subsequently at amortized cost, net (in the case of receivables) of any impairment losses, which approximates fair value given the short-dated nature of these assets and liabilities.

Cash and cash equivalents

Cash represents cash held at banks and available on demand and is categorized for measurement purposes as amortized cost.

Cash equivalents are current asset investments (other than cash) that are readily convertible into known amounts of cash, typically cash deposits of more than one day but less than three months at the date of purchase. Deposits with maturities greater than three months but less than one year are recognized as short-term investments, are measured at amortized cost and are carried initially at fair value and then subsequently at amortized cost, using the effective- interest method.

EU Emissions Trading Scheme and U.K. Emissions Trading Scheme (“ETS”)

The EU Emissions Trading Scheme and U.K. Emissions Trading Scheme (“ETS”), are cap-and-trade systems for CO2 emissions to encourage industries to improve their CO2 efficiency. On an annual basis, the Group surrenders allowances, received via a mixture of free allocations from governing bodies and carbon credits purchased in the external market, to cover carbon emissions. The Group recognizes the cost associated with the purchase of carbon credits as part of the ETS as an expense in the income statement within ‘Operating expenses – fuel and oil’. This expense is recognized in line with fuel consumed during the fiscal year as the Group’s carbon emissions and fuel consumptions are directly linked.

ETS allowances are recognized and measured at cost, as follows:

a)Allowances received from governing bodies for free – a nil amount is recognized.

b)Carbon credits purchased in the external market – are recognized at their purchase price as a prepayment and are presented within ‘Other assets’ on the Group’s balance sheet.

A liability is recognized when carbon emissions produced exceed the allowances received from governing bodies. These excess emissions produced by the Group are measured at fair value, reflecting the expenditure required to settle the present obligation at the reporting date. The liability is presented within ‘Accrued expenses and other liabilities’ on the Group’s balance sheet.

In the Consolidated Statement of Cash Flows, ETS allowances purchased are reflected within operating activities as an increase in other assets.

As noted on pages F-37 and F-38, the Group’s fuel risk management policy includes hedging of ETS exposures. The Group had purchased sufficient carbon credits to satisfy the fiscal year 2022 emissions and as such, the cost of emissions is not deemed to represent a major source of estimation uncertainty.

Interest-bearing loans and borrowings

All loans and borrowings are initially recorded at fair value, being the fair value of the consideration received, net of attributable transaction costs. Subsequent to initial recognition, non-current interest-bearing loans are measured at amortized cost, using the effective interest yield methodology.

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

Right of use assets and lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. In determining the net present value of lease payments, the Group uses its incremental borrowing rate based on information available at the lease commencement date. The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the commencement date, plus any initial direct costs incurred.

The Group recognizes a depreciation charge for right of use assets on a straight-line basis over the lease term within depreciation expenses, and an interest expense on lease liabilities within finance expenses in the Group’s consolidated income statement. In addition, the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. The interest rate implicit in the lease cannot be readily determined, and therefore the incremental borrowing rate of the Group has been used. The incremental borrowing rate is determined by reference to the borrowing rate the Group would be offered if it took out a securitized loan from a third-party financial institution for a similar amount and similar period. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Group has lease agreements for aircraft with lease and non-lease components, which the Group has elected to account for as a single lease component.

The Group has elected to take the short-term lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements with an original term of 12 months or less. Lease payments associated with short-term leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

The Group has elected to take the low value lease exemption and, therefore, does not recognize a right of use asset or corresponding liability for lease arrangements for which the underlying value is of low value. Lease payments associated with these leases are recognized in the Group’s consolidated income statement on a straight-line basis over the lease term.

In the prior year the Group early adopted Covid-19-Related Rent Concessions - Amendment to IFRS 16 issued on May 28, 2020. The amendment introduced an optional practical expedient for leases in which the Group was a lessee - i.e. for leases to which the Group applied the practical expedient, the Group was not required to assess whether eligible rent concessions that were a direct consequence of the Covid-19 pandemic were lease modifications. The Group applied the amendment retrospectively. The amendment had no impact on retained earnings at April 1, 2021.

The Group applied the practical expedient consistently to contracts with similar characteristics and in similar circumstances. For rent concessions in leases to which the Group chose not to apply the practical expedient, or that did not qualify for the practical expedient, the Group assesses whether there was a lease modification.

Provisions and contingencies

A provision is recognized in the balance sheet when there is a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefit will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future outflow at a pre-tax rate that reflects current market assessments of the time value of money and, when appropriate, the risks specific to the liability.

The Company assesses the likelihood of any adverse outcomes to contingencies, as well as probable losses. We record provisions for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. A contingent liability is disclosed where the existence of the obligation will only be confirmed by future events, or where the amount of the obligation cannot be measured with reasonable reliability. Provisions are re-measured at each reporting date based on the best estimate of the settlement amount.

Revenues

Scheduled revenues relate to the sale of flight seats and associated direct flight fees, including baggage fares and change fees. Scheduled revenues are measured at the amount paid by the passenger, net of taxes, and recognized within unearned revenue at the time of booking. Scheduled revenues are recognized within the income statement at the point in time when the flight service is provided (i.e. when the flight takes place).

Ancillary revenues relate to activities connected with the flight service, including priority boarding, allocated seating and in-flight sales of merchandise. These services are recognized when the performance obligations have been satisfied which, as the majority of the ancillary services are related to passenger flight travel, is at the point in time when the flight service is provided.

The Group has determined it is an agent in relation to associated flight services including car hire, travel insurance, accommodation, airport transfer and parking and airport fast track services as the obligation is to arrange for the services to be provided by a third party and therefore revenue is mainly recognized at the point in time when the service is arranged. This is predominately at the time of booking by the passenger.

Where a flight is cancelled, a passenger is entitled to a cash refund, a voucher for a future flight, or to re-schedule the cancelled flight.  Additionally, gift vouchers may be purchased by passengers. Where a voucher is issued, a liability for the amount paid by the passenger is recognized in full and held within unearned revenue until the voucher is utilized against a future flight, when it expires, or when it is probably that it will expire unexercised.

Accordingly, unearned revenue, which is presented as a contract liability within the balance sheet, represents flight seats sold but not yet flown and where a voucher for a future flight has been issued. Unearned revenue is included in accrued expenses and other liabilities.

Where the Group expects to refund some, or all, of the amount paid for a flight service, for instance where a flight is cancelled, a refund liability is recognized for the full amount payable. This is recognized within unearned revenue and included in accrued expenses and other liabilities.

Share-based payments

The Company engages in equity-settled, share-based payment transactions in respect of services received from certain employees as part of the Option Plan 2013 and the LTIP 2019 (collectively “equity settled transactions”). The fair value of the services received is measured by reference to the fair value of the equity settled transactions on the date of the grant. The grant measurement date is the date that a shared understanding of the terms of the award is established between the Company and the employee. The cost of the employee services received in respect of the equity settled transactions granted is recognized in the income statement over the period that the services are received, which is the vesting period, with a corresponding increase in equity. To the extent that service is provided prior to the grant measurement date, the fair value of the equity settled transaction is initially estimated and re-measured at each reporting date until the grant measurement date is achieved. The fair value of the market conditions related to equity settled transactions granted is determined using a binomial lattice option-pricing model, which takes into account the exercise price of the equity settled transactions, the current share price, the risk-free interest rate, the expected volatility of the Ryanair Holdings plc share price over the life of the equity settled transaction, employee early exercise behavior and other relevant factors. Non-market vesting conditions are included in the assumptions about the number of equity settled transactions that are expected to vest. At each reporting date, the Company revises its estimates of the number of options/conditional shares that are likely to vest as a result of non-market conditions. Where the share-based payments give rise to the issue of new share capital, the proceeds received by the Company are credited to share capital (nominal value) and share premium (where applicable) when the share entitlements are exercised.

Retirement benefit obligations

The Company provides certain employees with post-retirement benefits in the form of pensions. The Company currently operates a number of defined contribution schemes.

Costs arising in respect of the Company’s defined contribution pension schemes (where fixed contributions are paid into the scheme and there is no legal or constructive obligation to pay further amounts) are charged to the income statement in the period in which they are incurred. Any contributions unpaid at the reporting date are included as a liability.

Government grants

Grants that compensate the Company for related expenses incurred are recognized in the income statement on a systematic basis in the periods in which the related expenses are recognized in staff costs.

During the year ended March 31, 2022, many European countries in which the Ryanair Group operates continued to make available payroll support schemes. The Ryanair Group utilized a number of these employment retention schemes to protect jobs within the Group. These schemes were a mix of short term Covid-19 specific program and long-term schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to approximately €82m (2021: €84m) and are offset against staff costs in the consolidated income statement. Such supports wound down significantly in the second half of fiscal year 2022.

In April 2020, the Group raised £600m unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was extended in March 2021 for a further 12 months at a 0.46% interest rate. In October 2021 the Group repaid the £600m HMT and Bank of England CCFF in full.

There are no unfulfilled conditions attaching to government assistance at March 31, 2022.

Taxation

Income tax on the profit or loss for the year comprises current and deferred tax. It is recognized in the income statement except to the extent that it relates to items recognized directly in equity or other comprehensive income (“OCI”). The Group has determined that the interest and penalties related to uncertain income tax treatments do not meet the definition of income taxes, and therefore accounted for them under IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

Current Tax

Current tax comprises the expected tax payable and receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred Tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising from the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates and legislation enacted or substantively enacted by the reporting date and expected to apply when the temporary differences reverse.

The following temporary differences are not provided for: (i) the initial recognition of assets and liabilities that effect neither accounting nor taxable profit and (ii) differences relating to investments in subsidiaries to the extent that it is probable they will not reverse in the future.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. The carrying amounts of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that a sufficient taxable profit will be available to allow all or part of the deferred tax asset to be realized.

Tax liabilities are based on the best estimate of the likely obligation at each reporting period.  These estimates are subject to revision based on the outcome of tax audits and discussions with revenue authorities that can take several years to conclude

Social insurance, passenger taxes and sales taxes

Social insurance, passenger taxes and sales taxes are recorded as a liability based on laws enacted in the jurisdictions to which they relate. Liabilities are recorded when an obligation has been incurred.

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects. When share capital recognized as equity is repurchased, the amount of consideration paid, which includes any directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from total equity, until they are canceled.

Dividend distributions are recognized as a liability in the period in which the dividends are approved by the Company’s shareholders.